Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	December 31, 2017	December 31, 2016

Current tax (expense) recovery	$-	$-
Deferred tax (expense) recovery	(728)	4,576
Total income tax (expense) recovery	$(728)	$4,576

Disclosure of income tax provision [text block]
	December 31 2017	December 31 2016

Loss for the year before income taxes	$(5,769)	$(60,422)
Statutory tax rate	26.00%	26.00%

Recovery of income taxes computed at statutory rates	$1,500	$15,710
Share based payments	(588)	(588)
Mexican inflationary adjustments	(80)	1,156
Higher effective tax rate on loss in foreign jurisdiction	93	2,279
Impact of change in statutory tax rates	444	-
Unrecognized deferred tax assets	(4,671)	(12,054)
Mexican income tax impact of mining royalty in Mexico	-	(1,105)
Impact of foreign exchange and other	2,574	(4,504)
Impact of 7.5% mining royalty in Mexico	-	3,682
Total income tax (expense) recovery	$(728)	$4,576

Disclosure of deferred tax liability [text block]
	December 31 2017	December 31 2016

Tax Losses - deferred tax assets	872	2,753
Excess of tax value of exploration and evaluation assets and
investment in associate over book values	1,478	1,558
Unrealized foreign exchange	35	(1,467)
Investments	(98)	(21)
Excess of book value of exploration and evaluation assets and investment in associate over tax values	(3,604)	(3,412)
Net deferred tax liability	(1,317)	(589)

Disclosure of changes in deferred tax liability (asset) [text block]
	December 31 2017	December 31 2016
At January 1	$(589)	$(5,165)
Deferred income tax expense (recovery) through income statement	(728)	4,576
At December 31	$(1,317)	$(589)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2017	expiry dates	2016
Tax losses and tax values in excess of book values	$69,925	2018 - 2036	$52,924
Excess of tax value of exploration and evaluation assets over book values	21,103	no expiry	23,432
Financing fees	3,657	2037 - 2040	4,857
Cumulative eligible capital	0	no expiry	388
Other	2,977	no expiry	762

Total	$97,662		$82,363